MTB GROUP OF FUNDS
MTB U.S. Treasury Money Market Fund
MTB U.S. Government Money Market Fund
MTB Tax-Free Money Market Fund
MTB Money Market Fund
MTB New York Tax-Free Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund
MTB Short Duration Government Bond Fund
MTB Intermediate-Term Bond Fund
MTB New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund
MTB Maryland Municipal Bond Fund

Supplement dated April 1, 2005 to the Combined Retail Prospectus dated August 31, 2004

MTB Investment Advisors, Inc. has implemented the following fee and other changes affecting the above Funds:

1. Effective April 1, 2005, the contractual (before waiver) management fee of the MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund has been reduced to 0.40% from 0.50% of each Fund's average daily net assets. While this has no net effect on the actual fund expenses because preexisting voluntary advisory fee waivers already in place result in a lower net advisory fee, this is a permanent reduction in the maximum advisory fee, and the advisory fee cannot be increased above 0.40% without shareholder approval.

2. Certain voluntary waivers of Rule 12b-1 and/or shareholder service fees previously in effect have been reduced or eliminated, which have the effect of increasing actual fund expenses. Accordingly, effective April 1, 2005, please replace the fee tables of MTB U.S. Treasury Money Market Fund (Class A Shares), MTB U.S. Government Money Market Fund (Class A Shares), MTB Tax-Free Money Market Fund (Class A Shares), MTB Money Market Fund (Class A Shares and Class B Shares), MTB New York Tax-Free Money Market Fund (Class A Shares), MTB Short Duration Government Bond Fund (Class A Shares and
     Class B Shares)  and MTB  Intermediate-Term  Bond Fund  (Class A Shares and
     Class B Shares) in the Combined Retail Prospectus with the following revised fee tables:

MTB U.S. Treasury Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                          Class A
Fees Paid Directly From Your               None
Investment

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                          Class A
Management Fee(2)                          0.40%
Distribution (12b-1) Fee(3)                0.25%
Shareholder Services Fee                   0.25%
Other Expenses                             0.14%
Total Annual Fund Operating Expenses       1.04%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.

Total Waivers of Fund Expenses             0.30%
Total Actual Annual Fund Operating         0.74%
Expenses (after waivers)(4)

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.33% for the fiscal year ending April 30, 2006.

(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.02% for the fiscal year ending April 30, 2006.

(4) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares are estimated to be 0.65% for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

     Class A      1 Year     3 Years     5 Years     10 Years
                  $ 106       $ 331       $ 574      $ 1,271

MTB U.S. Government Money Market Fund

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                           Class A
Fees Paid Directly From Your                 None
Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                           Class A
Management Fee(2)                           0.40%
Distribution (12b-1) Fee(3)                 0.25%
Shareholder Services Fee                    0.25%
Other Expenses                              0.12%
Total Annual Fund Operating Expenses        1.02%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.


Total Waivers of Fund Expenses                 0.26%
Total Actual Annual Fund Operating             0.76%
Expenses (after waivers)(4)

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.31% for the fiscal year ending April 30, 2006.

(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending April 30, 2006.

(4) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares are estimated to be 0.69% for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

      Class A      1 Year       3 Years      5 Years        10 Years
                    $ 104        $ 325        $ 563         $ 1,248


MTB Tax-Free Money Market Fund

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         Class A
Fees Paid Directly From Your               None
Investment

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                         Class A
Management Fee(2)                         0.40%
Distribution (12b-1) Fee(3)               0.25%
Shareholder Services Fee                  0.25%
Other Expenses                            0.20%
Total Annual Fund Operating Expenses      1.10%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.

Total Waivers of Fund Expenses            0.40%
Total Actual Annual Fund Operating        0.70%
Expenses (after waivers)(4)

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending April 30, 2006.

(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending April 30, 2006.

(4) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares are estimated to be 0.64% for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

     Class A     1 Year    3 Years     5 Years     10 Years
                 $ 112      $ 350       $ 606       $ 1,340


MTB Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees
Fees Paid Directly From Your Investment

                                          Class A           Class B
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)        None              None
-----------------------------------        ----              ----
Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or                 None            5.00%(1)
---------------------------                ----            --------
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested
Dividends (and other Distributions)
(as a percentage
of offering price)                         None              None
Redemption Fee (as a percentage of
amount redeemed,
if applicable)                             None              None
--------------                             ----              ----
Exchange Fee                               None              None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         Class A            Class B
Management Fee(3)                         0.40%              0.40%
-----------------                         -----              -----
Distribution (12b-1) Fee(4)               0.25%              0.75%
---------------------------               -----              -----
Shareholder Services Fee                  0.25%              0.25%
------------------------                  -----              -----
Other Expenses                            0.14%              0.14%
--------------                            -----              -----
Total Annual Fund Operating Expenses      1.04%              1.54%

(1) A sales charge is imposed if you sell Class B Shares within six years of your initial purchase of Class B Shares of the Fund or another Fund from which you exchanged, whichever is longer. See "Sales charge when you redeem Class B Shares and Class C Shares."

(2) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor and distributor expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.


Total Waivers of Fund Expenses           0.21%           0.43%
Total Actual Annual Fund Operating
Expenses (after waivers)(5)              0.83%           1.11%

(3) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2006.

(4) A portion of the distribution (12b-1) fee for the Fund's Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.17% and 0.45%, respectively, for the fiscal year ending April 30, 2006.

(5) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares and Class B Shares are estimated to be 0.73% and 1.02%, respectively, for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

   Class A                       1 Year     3 Years    5 Years   10 Years
   Expenses assuming
     redemption                  $ 106       $ 331      $ 574     $ 1,271
   Expenses assuming no
     redemption                  $ 106       $ 331      $ 574     $ 1,271
   Class B
   Expenses assuming
     redemption                  $ 657       $ 786     $ 1,039    $ 1,700
   Expenses assuming no
     redemption                  $ 157       $ 486      $ 839     $ 1,700


MTB New York Tax-Free Money Market Fund

Fees and Expenses
   This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees

                                         Class A
Fees Paid Directly From Your               None
Investment


Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

                                         Class A
Management Fee(2)                         0.40%
Distribution (12b-1) Fee(3)               0.25%
Shareholder Services Fee(4)               0.25%
Other Expenses                            0.19%
Total Annual Fund Operating Expenses      1.09%

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.

Total Waivers of Fund Expenses           0.39%
Total Actual Annual Fund Operating       0.70%
Expenses (after waivers)(5)

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2006.

(3) The distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2006. (4) A portion of the shareholder services fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending April 30, 2006. (5) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares are estimated to be 0.64% for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

     Class A      1 Year     3 Years    5 Years     10 Years
                  $ 111       $ 347      $ 601      $ 1,329


MTB Short Duration Government Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees
   Fees Paid Directly From Your Investment

                                        Class A       Class B
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)      3.00%         None
-----------------------------------      -----         ----
Maximum Deferred Sales Charge (Load) (as a
percentage of
original purchase price or              None(1)        5.00%
---------------------------             -------        -----
redemption proceeds, as applicable)
-----------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested
Dividends (and other Distributions)
(as a percentage
of offering price)                       None          None
------------------                       ----          ----
Redemption Fee (as a percentage of
amount redeemed,
if applicable)                           None          None
--------------                           ----          ----
Exchange Fee                             None          None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                       Class A        Class B
Management Fee(2)                       0.60%          0.60%
-----------------                       -----          -----
Distribution (12b-1) Fee               0.25%(3)        0.75%
------------------------               --------        -----
Shareholder Services Fee(4)             0.25%          0.25%
---------------------------             -----          -----
Other Expenses                          0.18%          0.18%
--------------                          -----          -----
Total Annual Fund Operating Expenses    1.28%         1.78%(5)

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.


Total Waivers of Fund Expenses         0.36%         0.33%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)            0.92%         1.45%

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.49% for the fiscal year ending April 30, 2006.

(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending April 30, 2006.

(4) A portion of the shareholder services fee for the Fund's Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.15% and 0.03%, respectively, for the fiscal year ending April 30, 2006.

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

(6) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares and Class B Shares are estimated to be 0.80% and 1.47%, respectively, for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

   Class A               1 Year     3 Years      5 Years     10 Years
   Expenses assuming
     redemption           $ 426      $ 694        $ 981       $ 1,799
   Expenses assuming no
     redemption           $ 426      $ 694        $ 981       $ 1,799
   Class B
   Expenses assuming
     redemption           $ 681      $ 860       $ 1,164      $ 1,963
   Expenses assuming no
     redemption           $ 181      $ 560        $ 964       $ 1,963


MTB Intermediate-Term Bond Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class B Shares.

Shareholder Fees
   Fees Paid Directly From Your Investment

                                         Class A        Class B
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)       4.50%          None
-----------------------------------       -----          ----
Maximum Deferred Sales Charge (Load) (as a
percentage of
original purchase price or               None(1)         5.00%
---------------------------              -------         -----
redemption proceeds, as applicable)
-----------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested
Dividends (and other Distributions)
(as a percentage
of offering price)                        None           None
------------------                        ----           ----
Redemption Fee (as a percentage of
amount redeemed,
if applicable)                            None           None
--------------                            ----           ----
Exchange Fee                              None           None

(1) For purchases over $1,000,000 or more, a 1% Contingent Deferred Sales Charge may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

                                        Class A        Class B
Management Fee(2)                        0.70%          0.70%
-----------------                        -----          -----
Distribution (12b-1) Fee               0.25%(3)         0.75%
------------------------               --------         -----
Shareholder Services Fee(4)              0.25%          0.25%
---------------------------              -----          -----
Other Expenses                           0.15%          0.15%
--------------                           -----          -----
Total Annual Fund Operating Expenses     1.35%         1.85%(5)

(1) The percentages shown are based on anticipated expenses for the entire fiscal year ending April 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the advisor, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2006.


Total Waivers of Fund Expenses          0.37%          0.18%
Total Actual Annual Fund Operating
Expenses (after waivers)(6)             0.98%          1.67%

(2) The advisor expects to voluntarily waive a portion of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.58% for the fiscal year ending April 30, 2006.

(3) A portion of the distribution (12b-1) fee for the Fund's Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending April 30, 2006.

(4) A portion of the shareholder services fee for the Fund's Class A Shares and Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares and Class B Shares (after the anticipated voluntary waiver) is expected to be 0.20% and 0.19%, respectively, for the fiscal year ending April 30, 2006.

(5) After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

(6) Total Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A Shares and Class B Shares are estimated to be 0.85% and 1.69%, respectively, for the fiscal year ended April 30, 2005.

Example

     This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

   Class A                   1 Year     3 Years     5 Years     10 Years
   Expenses assuming
     redemption               $ 581      $ 858      $ 1,156      $ 2,001
   Expenses assuming no
     redemption               $ 581      $ 858      $ 1,156      $ 2,001
   Class B
   Expenses assuming
     redemption               $ 688      $ 882      $ 1,201      $ 2,039
   Expenses assuming no
     redemption               $ 188      $ 582      $ 1,001      $ 2,039


3. During the period April 1 - June 30, 2005, Edgewood Services, Inc. (the Funds' distributor) will pay to investment professionals for sales and/or administrative services 100% (rather than the 90% currently paid) of the front-end sales charge which it receives in respect of the sale of Class A Shares of MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund and MTB Maryland Municipal Bond Fund. Front-end sales charges are paid by shareholders as part of the public offering price of Fund shares. Thus, this additional dealer reallowance of the sales charge to investment professionals has no effect on the amount paid by shareholders to purchase Fund shares.


4. In order to protect shareholders, it has been determined not to issue checkbooks for checkwriting privileges currently offered by certain of the Money Market Funds on new accounts until 30 days after the account is opened. Accordingly, please add the following language as the second sentence of the "Checkwriting" section on page 105 of the Combined Retail
     Prospectus:

"Checkbooks are not issued on new accounts until 30 days after the account is opened."


                                                                   April 1, 2005


Edgewood Services, Inc., Distributor


CUSIP 55376V861         CUSIP 55376T833
CUSIP 55376V804         CUSIP 55376T825
CUSIP 55376V200         CUSIP 55376T361
CUSIP 55376T460         CUSIP 55376T353
CUSIP 55376T452         CUSIP 55376T312
CUSIP 55376T338         CUSIP 55376T296
CUSIP 55376T270         CUSIP 55376T569
CUSIP 55376T247         CUSIP 55376T551
CUSIP 55376T239
31997 (4/05)            DSTO 533510             MTB-SU-003-4/05